                           AMERICAN PERFORMANCE FUNDS

                         SUPPLEMENT DATED APRIL 7, 2006
                                     TO THE
                MONEY MARKET FUNDS, BOND FUNDS AND EQUITY FUNDS
                                   PROSPECTUS
                             DATED JANUARY 1, 2006

Shareholders of the American Performance Funds are hereby notified that the following funds (or class thereof) are not available for sale in the state of New Hampshire:

     American Performance U.S. Treasury Fund
     American Performance Short-Term Income Fund (Institutional Shares only) American Performance Intermediate Bond Fund
     American Performance Bond Fund
     American Performance Intermediate Tax-Free Bond Fund
     American Performance Balanced Fund
     American Performance U.S. Tax-Efficient Large Cap Equity Fund
     American Performance U.S. Tax-Efficient Mid Cap Equity Fund
     American Performance U.S. Tax-Efficient Small Cap Equity Fund
     American Performance U.S. Large Cap Equity Fund
     American Performance U.S. Mid Cap Equity Fund
     American Performance U.S. Small Cap Equity Fund

              SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE.

APFSPALL5 0406

                           AMERICAN PERFORMANCE FUNDS

                         SUPPLEMENT DATED APRIL 7, 2006
                                     TO THE
                  U.S. TREASURY FUND AND CASH MANAGEMENT FUND
                                   PROSPECTUS
                             DATED JANUARY 1, 2006

Shareholders of the American Performance Funds are hereby notified that the American Performance U.S. Treasury Fund is not available for sale in the state of New Hampshire.

              SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE.

APFSPMMR 0406